6. Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Warrants Tables
Warrants
	Year Ended		Year Ended
	December 31, 2013		December 31, 2012
		Wtd. Avg.		Wtd. Avg.
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	551,339	$0.98	444,196	$1.12
Granted	––	––	142,857	1.12
Exercised	(22,321)	1.12	––	––
Forfeited/Expired	(11,160)	1.12	(35,714)	3.50
Outstanding and exercisable at end of year	517,858	$1.02	551,339	$0.98